Subsequent events (Details Narrative) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025
Subsequent Event [Line Items]
Compensation amount		$ 15,108	$ 9,913
Forecast [Member]
Subsequent Event [Line Items]
Revenues	$ 1,200,000
Subsequent Event [Member] | Bin Fu [Member]
Subsequent Event [Line Items]
Compensation amount				$ 60,000
Subsequent Event [Member] | Bin Fu [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share based compensation, granted				90,000
Subsequent Event [Member] | Dawei Chen [Member]
Subsequent Event [Line Items]
Compensation amount				$ 60,000
Subsequent Event [Member] | Dawei Chen [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share based compensation, granted				90,000
Subsequent Event [Member] | Peng Wang [Member]
Subsequent Event [Line Items]
Compensation amount				$ 60,000
Subsequent Event [Member] | Peng Wang [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share based compensation, granted				90,000